Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Statement of Stockholders' Equity [Abstract]
Beginning balance			¥ 0	¥ 10,331
Transaction with noncontrolling interests			0	(10,028)
Comprehensive income (loss)
Net Income (loss)			0	(23)
Other comprehensive income (loss)
Net change of foreign currency translation adjustments			0	(280)
Total other comprehensive income (loss)			0	(280)
Comprehensive income (loss)	¥ 0	¥ (176)	0	(303)
Ending balance	¥ 0	¥ 0	¥ 0	¥ 0